Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Restricted cash		$ 0	$ 3,600,000
Allowance for doubtful accounts		3,800,000	3,500,000
Provision for doubtful accounts		6,400,000	11,100,000
Impairments of goodwill	$ 0	$ 0	$ 23,269,000
Percentage of rental fees		60.00%	70.00%
Accrued host payments and insurance fees		$ 13,200,000	$ 11,800,000
Auto insurance costs		6,000,000	2,300,000
Claims support costs		16,500,000	18,900,000
Compensation expenses		19,700,000	15,200,000
Technology and product development expenses		15,900,000	22,900,000
Advertising costs		$ 12,300,000	19,400,000
Uncertain Income Tax Position Will Not Be Recognized Percentage of Likelihood Of Being Sustained		50.00%
Unrecognized tax benefits		$ 0	0
Unrecognized tax benefits income tax penalties and interest accrued		$ 0	$ 0
ASU 2016-13 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2021-08 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect		true
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%